Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	Brookfield Investment Management Inc.
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
Prospectus A C Y Shares | Brookfield Global Listed Real Estate Fund | Class C
Risk/Return:
Trading Symbol	BLRCX
Prospectus A C Y Shares | Brookfield Global Listed Real Estate Fund | Class Y
Risk/Return:
Trading Symbol	BLRYX
Prospectus A C Y Shares | Brookfield Global Listed Real Estate Fund | Class A
Risk/Return:
Trading Symbol	BLRAX
Prospectus A C Y Shares | Brookfield Global Listed Infrastructure Fund | Class A
Risk/Return:
Trading Symbol	BGLAX
Prospectus A C Y Shares | Brookfield Global Listed Infrastructure Fund | Class C
Risk/Return:
Trading Symbol	BGLCX
Prospectus A C Y Shares | Brookfield Global Listed Infrastructure Fund | Class Y
Risk/Return:
Trading Symbol	BGLYX
Prospectus A C Y Shares | Brookfield Global High Yield Fund | Class A
Risk/Return:
Trading Symbol	BGHAX
Prospectus A C Y Shares | Brookfield Global High Yield Fund | Class C
Risk/Return:
Trading Symbol	BGHCX
Prospectus A C Y Shares | Brookfield Global High Yield Fund | Class Y
Risk/Return:
Trading Symbol	BGHYX
Prospectus A C Y Shares | Brookfield High Yield Fund | Class A
Risk/Return:
Trading Symbol	BHFAX
Prospectus A C Y Shares | Brookfield High Yield Fund | Class C
Risk/Return:
Trading Symbol	BHFCX
Prospectus A C Y Shares | Brookfield High Yield Fund | Class Y
Risk/Return:
Trading Symbol	BHFYX
Prospectus I Shares | Brookfield Global Listed Real Estate Fund | Class I
Risk/Return:
Trading Symbol	BLRIX
Prospectus I Shares | Brookfield Global Listed Infrastructure Fund | Class I
Risk/Return:
Trading Symbol	BGLIX
Prospectus I Shares | Brookfield Global High Yield Fund | Class I
Risk/Return:
Trading Symbol	BGHIX
Prospectus I Shares | Brookfield High Yield Fund | Class I
Risk/Return:
Trading Symbol	BHFIX